Year 2000

         The services provided to the Trust by the Owner Trustee, the Bond Trustee and the Servicer, as well as the ability of the colleges and universities to repay their loans owned by the Trust, depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the Year 2000 from the Year 1900 because of the way dates are encoded and calculated.

         The failure of any computer system used by key service providers to the Trust to properly distinguish the Year 2000 could impact the ability of the Trust to receive and process loan payments, receive or remit funds or invest its funds, among other services which it obtains from its service providers. The failure of any computer system used by significant borrowers could impact their ability to make loans payments in accordance with the terms of their loan documents. The Trust cannot control the Year 2000 compliance programs of its key service providers or significant borrowers.

         The Trust will evaluate the reports received periodically from its key service providers to monitor their progress toward Year 2000 compliance. In the event the Trust receives information that indicates there is a material potential for not receiving compliant services from these providers, the Trust intends to develop appropriate contingency plans. At this time there can be no assurance that there will be no adverse impact on the Trust. The obligation to make any necessary adaptations to their computer systems to prepare for the Year 2000 is the responsibility of the service provider that maintains the system. The Trust does not expect to incur any material expense in that regard.

         The Trust will evaluate the reports received periodically from the various significant borrowers. The Trust has received no information from any significant borrowers of any prospective inability to make the loan payments due the Trust on account of Year 2000 compliance issues. The Trust can give no assurances that the ability of the colleges and universities to repay the loans owned by the Trust will not be affected by Year 2000 issues. In the event loan payments are not received in a timely manner, payment to certificateholders and/or bondholders may be impaired.

                                                          College and University
                                                         Facility Loan Trust Two


                                              ----------------------------------

                                                   Compiled Financial Statements
                                                   Six Months Ended May 31, 1999

Accountants' Compilation Report



To the Owner Trustee of
College and University Facility
Loan Trust Two:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two (the "Trust"), including the schedule of investments, as of May 31, 1999, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 29, 1999 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.






                                                 /s/ BDO Seidman, LLP



July 26, 1999

                                                          College and University
                                                         Facility Loan Trust Two

                                                                   Balance Sheet


-------------------------------------------------------------------------------------------------------------------------
May 31,                                                                                                           1999
-------------------------------------------------------------------------------------------------------------------------

Assets

Investments, at amortized cost, net of allowance for possible loan
  losses of $1,132,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                               $163,231,542
Cash                                                                                                            60,102
Prepaid expenses                                                                                                13,750
Interest receivable                                                                                          1,500,562
Deferred bond issuance costs (Note 2)                                                                          650,130
-------------------------------------------------------------------------------------------------------------------------

   Total assets                                                                                            165,456,086
-------------------------------------------------------------------------------------------------------------------------


Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                                                 140,717,539
Interest payable (Note 3)                                                                                    3,648,403
Due to bank (Note 9)                                                                                           312,498
Accrued expenses and other liabilities                                                                         261,651
Dividends payable (Note 5)                                                                                     176,484
Payable for redemption of Class A Preferred Certificates (Note 5)                                            2,192,513
-------------------------------------------------------------------------------------------------------------------------

   Total liabilities                                                                                       147,309,088
-------------------------------------------------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized and outstanding -
  393,335 certificates (preference as to annual dividends of 13.65%,
  mandatory redemption and liquidation at par value) (Note 5)                                                  393,335
-------------------------------------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                                                              1,763,800
Accumulated undistributed net investment income (Note 2)                                                       911,057
Paid-in capital (Note 2)                                                                                    15,078,806
-------------------------------------------------------------------------------------------------------------------------

   Total net assets applicable to Class B certificateholders                                                17,753,663
-------------------------------------------------------------------------------------------------------------------------

     Total net assets                                                                                     $ 18,146,998
=========================================================================================================================

   Net asset value per Class B certificate
     (based on 1,763,800 certificates outstanding)                                                        $      10.07
=========================================================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Operations

-------------------------------------------------------------------------------------------------------------------------
Six months ended May 31,                                                                                          1999
-------------------------------------------------------------------------------------------------------------------------

Investment income:
   Interest income (Note 2)                                                                                 $8,173,580
-------------------------------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                                                          6,701,416
   Servicer fees (Note 4)                                                                                       83,035
   Trustee fees (Note 4)                                                                                        27,683
   Other trust and bond administration expenses                                                                104,897
-------------------------------------------------------------------------------------------------------------------------

     Total expenses                                                                                          6,917,031
-------------------------------------------------------------------------------------------------------------------------

     Net investment income                                                                                   1,256,549

Provision for loan losses (Notes 2 and 6)                                                                            -
-------------------------------------------------------------------------------------------------------------------------


     Net increase in net assets resulting from operations                                                    1,256,549

Dividends to Class A Preferred Certificateholders                                                             (176,484)
-------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                         $1,080,065
-------------------------------------------------------------------------------------------------------------------------

                  See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                         Statement of Cash Flows


-------------------------------------------------------------------------------------------------------------------------
Six months ended May 31,                                                                                          1999
-------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:
   Interest received                                                                                      $  3,956,763
   Interest paid                                                                                            (3,932,674)
   Increase in due to bank                                                                                     312,498
   Operating expenses paid                                                                                    (211,701)
-------------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                                                 124,886
-------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                                                    4,613,643
   Principal payments on Loans                                                                              11,053,815
-------------------------------------------------------------------------------------------------------------------------

     Net cash provided by investing activities                                                              15,667,458
-------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                                           (14,213,563)
   Dividends on Class A Preferred certificates                                                                (266,968)
   Redemptions of Class A Preferred certificates                                                            (1,325,772)
-------------------------------------------------------------------------------------------------------------------------

     Net cash used for financing activities                                                                (15,806,303)
-------------------------------------------------------------------------------------------------------------------------

Net decrease in cash                                                                                           (13,959)

Cash, beginning of period                                                                                       74,061
-------------------------------------------------------------------------------------------------------------------------

Cash, end of period                                                                                       $     60,102
=========================================================================================================================

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
   Net increase in net assets resulting from operations                                                   $  1,256,549
   Decrease in interest receivable                                                                             111,909
   Increase in prepaid expenses                                                                                (13,750)
   Increase in due to bank                                                                                     312,498
   Increase in accrued expenses and other liabilities                                                           17,662
   Decrease in Bond interest payable                                                                          (284,271)
   Amortization of original issue discount on Bonds                                                          2,998,683
   Amortization of purchase discount on Loans                                                               (4,328,725)
   Amortization of deferred Bond issuance costs                                                                 54,331
-------------------------------------------------------------------------------------------------------------------------

     Net cash provided by operating activities                                                            $    124,886
-------------------------------------------------------------------------------------------------------------------------

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                              Statement of Changes in Net Assets
                                                                    (Note 2 (f))


-------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                      Ended                 Year Ended
                                                                                     May 31,               November 30,
                                                                                       1999                    1998
-------------------------------------------------------------------------------------------------------------------------

From operations:
   Net investment income                                                           $ 1,256,549             $ 2,886,100
   Provision for loan losses                                                                 -                 (22,320)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred Certificateholders
     ($.1365 per certificate annually)
     From net investment income                                                       (176,484)                      -
     As tax return of capital                                                                -                (591,798)
-------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                  1,080,065               2,271,982
-------------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates (2,192,513 and
     2,836,268 certificates in 1999 and 1998, respectively)                         (2,192,513)             (2,836,268)
-------------------------------------------------------------------------------------------------------------------------

     Net decrease in net assets resulting from
       capital certificate transactions                                             (2,192,513)             (2,836,268)
-------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                                          (1,112,448)               (564,286)

Net assets:
   Beginning of period                                                              19,259,446              19,823,732
-------------------------------------------------------------------------------------------------------------------------

   End of period                                                                   $18,146,998             $19,259,446
=========================================================================================================================

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                          Selected Financial Highlights for Each
                                                 Class B Certificate Outstanding
                                                Throughout the Periods Indicated
                                                                 (Notes 1 and 5)


------------------------------------------------------------------------------------------------------------------------------------
                                       For the Six
                                      Months Ended
                                         May 31,                              Years Ended November 30,
------------------------------------------------------------------------------------------------------------------------------------
                                          1999                 1998           1997           1996           1995         1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $ 9.45             $8.17          $7.27          $6.42          $5.69        $4.77
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                         .72              1.63           1.64           1.75           1.86         2.09

Provision for loan losses                       -              (.01)          (.11)          (.11)          (.24)        (.11)

Dividends to Class A Preferred
  Certificateholders:
   From net investment income                (.10)                -              -              -           (.43)        (.26)
   As tax return of capital                     -              (.34)          (.63)          (.79)          (.46)        (.80)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $10.07             $9.45          $8.17          $7.27          $6.42        $5.69
====================================================================================================================================

Total investment return (a)                   N/A               N/A            N/A            N/A            N/A          N/A

Net assets applicable to
  Class A Preferred Certificates,
  end of period                       $   393,335       $ 2,585,848    $ 5,422,117    $ 8,629,880    $10,534,185    $11,857,751

Net assets applicable to Class B
  Certificates, end of period         $17,753,663       $16,673,598    $14,401,615    $12,816,146    $11,324,698    $10,039,426
====================================================================================================================================

Ratios and Supplemental Data:

   Ratio of operating expenses to average
     net assets applicable to
     Class B Certificates                  80.37%(b)(c)      99.83%(b)     123.64%(b)     150.97%(b)     186.94%(b)     237.22%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B Certificates               14.60%(c)         18.57%         21.29%         25.54%         30.76%         40.16%

   Number of Class B Certificates
     outstanding, end of period        1,763,800         1,763,800      1,763,800      1,763,800      1,763,800      1,763,800


(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 2.51%(c), 2.32%, 2.56%, 2.67%, 4.70% and 4.66% in 1999, 1998, 1997, 1996, 1995 and 1994,
     respectively.

(c)  Annualized.

                   See accompanying accountants' compilation report and notes to financial statements.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


1.     Organization        College and University Facility Loan Trust Two (the
       and Business        Trust) was formed on March 11, 1988 as a business
                           trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State
                           Street Bank and Trust Company, formerly the Bank of
                           Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940
                           (as amended) as a diversified, closed-end, management investment company.

                           The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.




                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


1.     Organization        All payments on the Loans and earnings under the
       and Business        investment agreements and any required transfers from
       (Continued)         the Expense and Liquidity Funds are deposited to the
                           credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund
                           Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

                           On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2.     Summary of          (a)    College and University Facility Loans
       Significant
       Accounting          The Loans were purchased and recorded at a discount
       Policies            below par. Pursuant to a "no-action letter" that the
                           Trust received from the Securities and Exchange
                           Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1999 was approximately $65,790,000. As a result of prepayments of Loans in the six months ended May 31, 1999, additional interest income of approximately $331,000 was recognized.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


2.     Summary of          (a)    College and University Facility Loans
       Significant                (Continued)
       Accounting
       Policies            The Trust's policy is to discontinue the accrual of
       (Continued)         interest on Loans for which payment of principal or
                           interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 1999, no loans have been placed on nonaccrual status.

                           (b)    Other Investments

                           Other investments, which are included in Investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

                           (c)    Federal Income Taxes

                           It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                           For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


2.     Summary of          (d)    Deferred Bond Issuance Costs
       Significant
       Accounting          Deferred Bond issuance costs are being amortized
       Policies            using the effective interest rate method over the
       (Continued)         estimated lives of the Bonds, which are based on the
                           scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

                           (e) Accounting for Impairment of a Loan and Allowance for Loan Losses

                           The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards
                           (SFAS) No. 114, "Accounting by Creditors for
                           Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                           Management is responsible for establishing an allowance for loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                           The allowance for loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.



                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

2.     Summary of          (e)    Accounting for Impairment of a Loan and
       Significant                Allowance for Loan Losses (Continued)
       Accounting
       Policies            The factors discussed above are inherently difficult
       (Continued)         to predict. Accordingly, the final outcome of these
                           estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                           (f)    Presentation of Capital Distributions

                           Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies"
                           (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                           All tax earnings and profits have been distributed, therefore all accumulated undistributed net investment income has been reclassified to paid-in capital as of November 30, 1998. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                           The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1999; however, the amount cannot be reasonably estimated at May 31, 1999. Therefore, the current period net increase in net assets of $1,080,065 has been offset against the accumulated deficit.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

2.     Summary of          (g)    Use of Estimates
       Significant
       Accounting          The preparation of financial statements in conformity
       Policies            with generally accepted accounting principles
       (Continued)         requires management to make estimates and assumptions
                           that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     Bonds               The Bonds outstanding at May 31, 1999 consist of the
                           following:



                                                                Outstanding         Unamortized
                           Interest          Stated              Principal           Discount       Carrying Value
          Type               Rate           Maturity              (000s)              (000s)            (000s)
----------------------------------------------------------------------------------------------------------------------------

       Sequential            4.00%        June 1, 2002           $ 33,050             $ 1,009          $ 32,041
       Sequential            4.00         June 1, 2018            149,370              40,693           108,677
----------------------------------------------------------------------------------------------------------------------------

                                                                 $182,420             $41,702          $140,718
============================================================================================================================

                           Interest on the Bonds is payable semiannually. On June 1, 1999, the Trust made a principal payment of $9,382,091 on the 4%, June 1, 2002 bonds.

                           Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

3.     Bonds               The estimated  aggregate  principal payments on the
       (Continued)         Bonds at May 31, 1999 after taking into consideration
                           actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                                Amount
                           Fiscal Year                                          (000s)
                           -------------------------------------------------------------

                           1999                                               $  9,382
                           2000                                                 19,494
                           2001                                                 18,313
                           2002                                                 18,344
                           2003                                                 13,931
                           Thereafter                                          102,956
                           -------------------------------------------------------------

                           Total                                              $182,420
                           -------------------------------------------------------------

                           Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                           In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                           The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

4.     Administrative      (a)    Servicer
       Agreements
                           As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage
                           Corporation (GMAC) receives a collection fee. The fee is earned each date payments are received on each Loan and is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 1999, GMAC's fees totaled $83,035.

                           (b)    Trustees

                           As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                           o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $7,500 and $6,250, respectively, for the period ended May 31, 1999.

                           o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1999, Bond Trustee fees were $13,386. In addition, the Bond Trustee was reimbursed $547 for out-of-pocket expenses.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

5.     Certificates        The certificates comprise two classes, namely 13.65%
                           Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class Preferred certificates are payable in cash on each Distribution
                           Date (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution
                           Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                           Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

5.     Certificates        On June 1, 1999, the Trust paid $2,368,997 to the
       (Continued)         holders of Class A Preferred certificates, of which
                           $176,484 was for payment of dividends and $2,192,513 was a redemption of Class A Preferred certificates.
                           These payments are reflected as liabilities in the accompanying balance sheet.

                           The certificateholders shall each be entitled to one vote per certificate.


6.     Allowance For       An analysis of the allowance for loan losses for the
       Loan Losses         period ended May 31, 1999 is summarized as follows:


                           Balance, beginning of period                                  $1,132,376
                           Provision                                                              -
                           Charge-off                                                             -
                           ---------------------------------------------------------------------------

                           Balance, end of period                                        $1,132,376
                           ========================================================================

                           At May 31, 1999, there were no recorded investments in loans that are considered to be impaired under SFAS 114.

                           See Note 2 (e), "Accounting for Impairment of a Loan and Allowance for Loan Losses," for a discussion of the Trust's impaired loan accounting policy.








                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

7.     Loans               Scheduled principal and interest payments on the
                           Loans as of May 31, 1999, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                              Principal        Interest
                                                              Payments         Payments          Total
                           Fiscal year                         (000s)           (000s)          (000s)
                           ------------------------------------------------------------------------------

                           1999                               $ 13,063         $ 3,321        $ 16,384
                           2000                                 21,417           6,113          27,530
                           2001                                 20,054           5,420          25,474
                           2002                                 19,602           4,749          24,351
                           2003                                 15,787           4,170          19,957
                           Thereafter                          120,287          24,239         144,526
                           ------------------------------------------------------------------------------

                           Total                              $210,210         $48,012        $258,222
                           ==============================================================================

                           Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of May 31, 1999, there were no Loans in Default.

                           The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of May 31, 1999:

                                                                              Amortized
                                                                Number          Cost
                           Type of Collateral                  of Loans        (000s)              %
                           -------------------------------------------------------------------------------

                           Loans secured by a
                             first mortgage                      266          $ 78,181            54.1%

                           -------------------------------------------------------------------------------
                           Loans not secured by
                             a first mortgage                    167            66,239            45.9

                           Total Loans                           433          $144,420           100.0%
                           ===============================================================================

                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------


7.     Loans
       (Continued)

                                                                                    Amortized
                                                                    Number             Cost
                            Type of Institution                    of Loans           (000s)              %
                            -----------------------------------------------------------------------------------

                            Private                                   274           $ 78,437            54.3%


                            Public                                    159             65,983            45.7
                            -----------------------------------------------------------------------------------
                            Total Loans                               433           $144,420           100.0%
                            ===================================================================================



                           The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                           The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the
     ` event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.




                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------



7.     Loans               A number of borrowers are currently experiencing
       (Continued)         financial difficulties due to declining enrollment,
                           increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                           Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8.     Fair Value          SFAS No. 107, "Disclosures about Fair Value of
       of Financial        Financial Instruments," allows for the use of a wide
       Instruments         range of valuation techniques; therefore, it may be
                           difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                           Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.


                               See accompanying accountants' compilation report.

                                                          College and University
                                                         Facility Loan Trust Two

                                                   Notes to Financial Statements


--------------------------------------------------------------------------------

8.     Fair Value          The estimated fair value of each category of the
       of Financial        Trust's financial instruments and the related book
       Instruments         value presented in the accompanying balance sheet as
       (Continued)         of May 31, 1999 is as follows:



                                                                              Book Value         Fair Value
                                                                                (000s)             (000s)
                           -----------------------------------------------------------------------------------

                           Loans                                              $143,288 *         $173,189

                           Investment Agreements:
                             Revenue Fund                                       15,881             16,888
                             Liquidity Fund                                      4,063              4,718
                           -----------------------------------------------------------------------------------

                                                                              $163,232           $194,795
                           ===================================================================================

                           Bonds                                              $140,718           $160,816
                           ===================================================================================

                           * Net of Allowance for  Loan Losses of $1,132,376.


9.     Due to Bank         On May 5, 1999, approximately $457,000 of funds were
                           inadvertently deposited into the Trust's bank account. These funds were subsequently transferred to the Trust's investment account. On May 24, 1999, the
                           Trust reimbursed this amount from its bank account, creating an overdraft position. As of May 31, 1999, the outstanding overdraft balance was $312,498 and is reflected as due to bank in the accompanying balance sheet.






                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------
                    COLLEGE AND UNIVERSITY LOANS (87.8%)
                    -------------- A --------------
            $490    Alabama Agricultural and Mechanical University          3.000-3.750     07/01/2005      10.25         $387
           1,875    Alabama Agricultural and Mechanical University              3.000       05/01/2018      10.27        1,074
             149    Albion College                                              3.000       10/01/2009      10.56          104
             548    Albright College                                            3.000       11/01/2015      10.23          339
              15    Alcorn State University                                     2.875       11/01/1999      10.11           14
              28    Alcorn State University                                     3.500       11/01/2002      10.15           25
              50    Allegheny College                                           3.000       07/01/2015      10.38           21
             190    Alma College                                                3.750       04/01/2002      11.52          165
              65    American International College                              3.375       10/01/2002      10.84           57
              92    Anderson University                                         3.500       03/01/2003      11.42           76
             230    Anderson University                                         3.000       03/01/2006      11.19          170
              51    Appalachian State University                                3.500       07/01/2001      10.28           46
             320    Arizona State University                                    3.125       09/01/2001      10.17          288
             250    Arizona State University                                    3.375       10/01/2002      10.16          219
           1,090    Arizona State University                                    3.000       04/01/2006      10.60          830
              92    Arkansas State University                                   3.500       04/01/2001      10.97           83
              82    Arkansas State University                                   3.375       10/01/2000      10.25           78
             583    Arkansas State University                                   3.750       04/01/2005      10.75          466
              10    Arkansas Technical University                               2.875       10/01/1999      10.21           10
           2,175    Auburn University                                           3.000       12/01/2018       9.16        1,297
             211    Azusa Pacific University                                    3.750       04/01/2015      10.88          130
                    -------------- B --------------
             114    Ball State University                                       3.000       07/01/1999       9.98          109
           1,065    Baptist College at Charleston                               3.000       03/01/2019      10.73          571
             669    Baptist College at Charleston                               3.000       03/01/2011      10.98          433
             187    Becker Junior College                                       3.000       04/01/2005      11.21          144
              93    Bellarmine College                                          3.625       05/01/2004      11.34           77
             126    Benedict College                                            3.750       11/01/2004      10.75          104
             892    Benedict College                                            3.000       11/01/2006      10.61          686
           1,854    Benedict College                                            3.000       11/01/2020      10.36        1,007
           1,739    Bentley College                                             3.000       11/01/2007      10.57        1,286
             311    Bethany College                                             3.375       11/01/2012      10.54          209
             285    Bethany College                                             3.000       11/01/2017      10.40          163
             535    Bethany College                                             3.000       11/01/2012      10.40          347
              16    Bethune-Cookman College                                     3.000       11/01/2002      10.74           14
             178    Boston Architectural Center                                 3.750       11/01/2004      10.77          149
             135    Bradford College                                            3.375       10/01/2001      10.85          121
             292    Brandeis University                                         3.000       11/01/2011      10.64          192
             135    Brevard College                                             3.000       11/01/2004      10.71          112
              70    Brevard College                                             3.000       05/01/2006      11.12           52




See accompanying accountants' compilation report and notes to financial statements.


                                                                              22







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $102    Bryan College                                               3.500       04/01/2003      11.39          $85
               2    Buena Vista College                                         3.500       02/01/2000      11.85            2
             108    Buena Vista College                                         3.000       02/01/2006      11.23           80
                    -------------- C --------------
           1,030    California Polytechnic State University                     3.000       11/01/2006      10.05          778
             345    California State University                                 3.000       11/01/2006       8.75          279
           1,270    California State University                                 3.000       11/01/2013       8.93          874
           2,673    California State University                                 3.000       11/01/2019       8.99        1,630
              99    Calvin College                                              3.000       11/01/2000      10.83           92
           2,200    Cameron University                                          3.000       04/01/2007      10.16        1,643
             150    Canisius College                                            3.375       05/01/2002      11.48          132
           1,610    Canisius College                                            3.000       11/01/2017      10.40          927
              59    Canisius College                                            3.000       11/01/1999      10.89           57
             190    Carnegie-Mellon University                                  3.500       11/01/2001      10.52          172
             270    Carnegie-Mellon University                                  3.000       05/01/2009      10.73          187
           1,020    Carnegie-Mellon University                                  3.000       11/01/2017      10.51          585
             112    Carroll College                                             3.125       06/01/2000      10.75          103
             360    Carroll College                                             3.750       06/01/2014      10.46          231
             169    Carroll College                                             3.000       06/01/2018      10.15           96
             432    Carroll College                                             3.750       03/01/2015      10.93          265
             205    Case Western Reserve University                             3.500       04/01/2003      11.39          170
             249    Catawba College                                             3.000       12/01/2009      10.27          170
              78    Central Missouri State University                           3.125       07/01/2000      10.24           72
             198    Central Missouri State University                           3.375       07/01/2001      10.27          178
             579    Central Missouri State University                           3.625       07/01/2004      10.29          478
             995    Central Missouri State University                           3.000       07/01/2007      10.18          740
             158    Champlain College                                           3.000       12/01/2013      10.19           97
             570    Chapman College                                             3.000       10/01/2013      10.65          353
             348    Chapman College                                             3.000       11/01/2005      10.63          273
             235    Chapman College                                             3.000       11/01/2007      10.57          174
           1,610    Chateau Community Housing Association                       3.000       10/01/2012      10.51        1,037
              70    Cisco Junior College                                        3.000       11/01/2005      10.04           56
             110    Cisco Junior College                                        3.000       07/01/2005      10.15           84
              16    Claflin College                                             3.125       04/01/2001      11.59           14
             395    Clemson University                                          3.000       07/01/2005       9.51          321
             146    Coker College                                               3.000       12/01/2009      10.04          100
              87    College of Notre Dame of Maryland                           3.375       11/01/2002      10.48           76
             191    College of Our Lady of the Elms                             3.375       10/01/2001      10.86          171
             923    College of Saint Rose                                       3.000       05/01/2022      10.43          483
             554    College of Saint Thomas                                     3.000       11/01/2009      10.53          388
              51    College of Santa Fe                                         3.500       10/01/2001      10.86           46
             219    College of Santa Fe                                         3.000       10/01/2005      10.66          172




See accompanying accountants' compilation report and notes to financial statements.


                                                                              23







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $615    College of Santa Fe                                         3.000       10/01/2018      10.43         $349
               5    College of the Holy Cross                                   3.500       10/01/1999      11.03            5
           1,060    College of the Holy Cross                                   3.625       10/01/2013      10.60          701
             805    College of the Holy Cross                                   3.000       10/01/2006      10.63          611
              36    College of the Virgin Islands                               3.000       11/01/2002      10.15           32
              86    College of the Virgin Islands                               3.000       10/01/2003      10.16           73
             244    Columbia College                                            3.625       07/01/2004      10.90          198
              80    Columbia College                                            3.000       07/01/2006      10.80           61
             137    Concordia College                                           3.000       04/01/2009      11.05           96
             730    Concordia College                                           3.000       05/01/2019      10.65          395
              54    Connecticut College                                         3.000       11/01/1999      10.89           52
              64    Cornell College                                             3.000       10/01/2005      10.66           50
             333    Cumberland University                                       3.000       08/01/2017      10.52          190
                    -------------- D --------------
              28    Daemen College                                              3.125       04/01/2000      11.68           26
             625    Daemen College                                              3.000       04/01/2016      10.77          360
             192    Dakota Wesleyan University                                  3.000       10/01/2015      10.46          115
             250    Dana College                                                3.000       04/01/2005      11.22          192
              53    Dana College                                                3.500       04/01/2003      11.39           44
              55    Dean Academy & Jr. College                                  3.500       10/01/1999      10.97           53
             137    Dickinson College                                           3.000       05/01/2018      10.30           79
             246    Dillard University                                          3.000       04/01/2008      11.09          177
              75    Doane College                                               3.000       11/01/2000      10.83           69
             390    Dormitory Authority State of NY
                     (New York University)                                      3.000       07/01/2000       8.95          364
             622    Dowling College                                             3.000       10/01/2010      10.75          418
              52    Drexel University                                           2.875       05/01/2001      11.57           47
           1,220    Drexel University                                           3.500       05/01/2014      10.53          776
               5    Drury College                                               3.125       10/01/1999      11.32            5
             288    Drury College                                               3.000       04/01/2015      10.63          175
             502    Drury College                                               3.000       10/01/2010      10.75          337
           1,085    D'Youville College                                          3.000       04/01/2018      10.90          592
                    -------------- E --------------
              64    East Texas State University                                 2.875       09/01/1999       8.94           62
           1,296    East Texas State University                                 3.500       03/01/2002       9.48        1,107
           1,614    East Texas State University                                 3.000       03/01/2002       9.60        1,351
              83    East Texas State University                                 3.000       11/01/2000       9.26           78
               0    Eastern Oklahoma State College                              3.125       05/15/1999       9.96            0
             410    Elizabeth City State University                             3.000       10/01/2017      10.02          247
             500    Embry-Riddle Aeronautical University                        3.000       09/01/2007      10.64          367
             167    Emmanuel College                                            3.000       11/01/2013      10.45          105




See accompanying accountants' compilation report and notes to financial statements.


                                                                              24







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

                    -------------- F --------------
             $21    Fairleigh Dickinson University                              3.125       11/01/1999      10.93          $20
           1,710    Fairleigh Dickinson University                              3.000       11/01/2017      10.39          986
             213    Florida Agricultural and Mechanical University              3.625       07/01/2004      10.29          175
             223    Florida Atlantic University                                 3.500       07/01/2004      10.27          186
             355    Florida Atlantic University                                 3.000       07/01/2006      10.18          271
             197    Florida Institute of Technology                             3.000       11/01/2009      10.53          138
              32    Florida Southern College                                    3.000       11/01/1999      10.89           31
             187    Florida State University                                    3.500       06/01/2001       8.44          171
             710    Florida State University                                    3.000       01/01/2009       9.40          525
              43    Fort Hays State University                                  3.500       10/01/2001      10.19           39
             108    Fort Hays State University                                  3.625       10/01/2002      10.18           95
             170    Fort Hays State University                                  3.000       10/01/2007      10.08          128
             575    Fort Lewis College                                          3.000       10/01/2006      10.09          444
                    -------------- G --------------
             745    Gannon University                                           3.000       11/01/2011      10.49          495
             205    Gannon University                                           3.000       12/01/2022      10.13          105
              77    Gavilan College                                             3.000       04/01/2006      10.59           58
              49    George Fox College                                          3.500       04/01/2001      11.25           44
             794    George Fox College                                          3.000       07/01/2018      10.64          441
              28    Georgetown College                                          3.000       12/01/1999      10.02           26
             503    Georgetown College                                          3.000       12/01/2008      10.04          355
             890    Georgetown College                                          3.000       12/01/2009      10.05          612
           2,904    Georgetown University                                       3.000       11/01/2020      10.36        1,577
           7,384    Georgetown University                                       4.000       11/01/2020      10.52        4,363
           1,167    Georgetown University                                       3.000       05/01/2005      10.86          923
             556    Georgia Education Authority Board of Regents
                      of the University System of Georgia                       3.375       01/01/2003      10.60          469
               6    Grambling State University                                  3.000       11/01/1999      10.12            6
              85    Grambling State University                                  3.000       11/01/2000      10.11           79
                    -------------- H --------------
             395    Hampshire College                                           3.000       07/01/2013      10.75          243
           1,419    Hampshire College                                           3.000       02/01/2014      10.70          866
             195    Harcum Junior College                                       3.375       11/01/2002      10.77          169
             660    Harper Grace Hospital                                       3.625       04/01/2005      11.26          517
             147    Hesston College                                             3.000       04/01/2006      11.14          109
             330    High Point College                                          3.000       12/01/2010      10.26          219
           1,959    Hinds Junior College                                        3.000       04/01/2013      10.42        1,258
              81    Hiwassee College                                            3.375       01/01/2003      11.58           68
             203    Hiwassee College                                            3.000       09/15/2018      10.58          113
           2,048    Hofstra University                                          3.000       11/01/2012      10.61        1,314
             300    Hood College                                                3.625       11/01/2014      10.54          194




See accompanying accountants' compilation report and notes to financial statements.


                                                                              25







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $405    Houston Tillotson College                                   3.500       04/01/2014      10.90         $255
              45    Huntingdon College                                          3.500       03/01/2002      11.54           38
             270    Huntingdon College                                          3.000       10/01/2008      10.60          194
                    -------------- I --------------
             177    Illinois Institute of Technology                            3.000       03/01/2003      11.10          149
             262    Indiana University                                          3.375       04/01/2001      10.06          238
             600    Indiana University                                          3.500       04/01/2001      10.06          544
           1,208    Indiana University                                          3.750       12/01/2003       8.84        1,045
             190    Indiana University                                          3.000       07/01/1999       9.31          182
             126    Inter American University of Puerto Rico                    3.000       09/01/2007      10.66           94
           2,513    Inter American University of Puerto Rico                    3.000       01/01/2017      10.94        1,421
                    -------------- J --------------
           1,780    James Madison University                                    3.000       06/01/2009      10.49        1,234
              14    John Brown University                                       2.875       04/01/2000      11.64           13
             400    Johnson & Wales College                                     3.000       11/01/2013      10.59          250
             205    Johnson C. Smith University                                 3.000       05/01/2005      11.18          158
              30    Judson College                                              3.750       07/01/2004      10.92           25
                    -------------- K --------------
             191    Kansas State University                                     3.375       10/01/2002       9.12          172
             775    Kansas State University                                     3.625       04/01/2004       9.77          650
              92    Kendall College                                             3.375       10/01/2002      10.82           80
             246    Kendall College                                             3.000       10/01/2008      10.59          176
             276    Kent State University                                       3.500       12/01/2000       8.90          252
             330    Knox College                                                3.000       04/01/2006      11.15          246
                    -------------- L --------------
             310    LaGrange College                                            3.000       03/01/2009      11.06          210
             319    Langston University                                         3.375       10/01/2003      10.15          272
             995    Langston University                                         3.000       04/01/2007      10.56          732
             469    Lassen Junior College District                              3.000       04/01/2020      10.27          257
           1,150    Leland Stanford Junior College                              3.375       05/01/2003      11.33          955
             184    Lenoir Rhyne College                                        3.000       12/01/2006      10.04          138
              85    Linfield College                                            3.000       10/01/2017      10.44           49
             699    Long Island University                                      3.750       05/01/2005      11.22          551
             218    Long Island University                                      3.000       11/01/2009      10.69          151
             762    Long Island University                                      3.000       11/01/2009      10.69          529
             339    Long Island University                                      3.750       04/01/2003      11.41          283
             570    Long Island University                                      3.625       06/01/2014      10.49          362
             113    Long Island University                                      3.750       10/01/2004      10.79           93
             313    Louisiana State University                                  3.500       07/01/2001       8.65          289
             976    Louisiana State University                                  3.625       07/01/2004       9.04          831
             393    Louisiana State University                                  3.000       07/01/2005       8.84          326
             350    Louisiana State University                                  3.000       07/01/2006       8.87          285




See accompanying accountants' compilation report and notes to financial statements.


                                                                              26







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $256    Louisiana State University                                  3.000       07/01/2001       8.62         $233
             112    Lycoming College                                            3.500       05/01/2001      11.22          101
             242    Lycoming College                                            3.625       05/01/2014      10.64          154
             325    Lycoming College                                            3.750       05/01/2015      10.62          204
             503    Lynchburg College                                           3.750       05/01/2015      10.64          320
             650    Lynchburg College                                           3.000       05/01/2018      10.68          361
                    -------------- M --------------
             380    MacAlester College                                          3.375       05/01/2002      11.41          326
             453    MacAlester College                                          3.000       05/01/2020      10.46          247
              10    Madison General Hospital                                    3.000       12/01/1999       9.67            9
             560    Marian College                                              3.000       10/01/2016      10.45          329
              20    Marian College                                              3.000       11/01/1999      10.89           19
               9    Marist College                                              3.500       04/01/2000      11.73            8
              94    Marquette University                                        3.000       07/31/2024      10.59           46
               2    Mary Baldwin College                                        2.875       11/01/1999      10.94            2
             418    Mary Baldwin College                                        3.375       05/01/2012      10.68          276
             630    Marymount University                                        3.000       05/01/2016      10.52          368
             770    McLennan Community College                                  3.000       04/01/2006      10.49          589
              68    McNeese State University                                    3.500       10/01/2001      10.18           61
           1,009    Memorial Hospital for Cancer and Allied Diseases            3.375       04/01/2012      10.68          665
              58    Menlo College                                               3.125       04/01/2001      11.53           51
             487    Mercer University                                           3.000       05/01/2014      10.58          301
           1,520    Mercy College of Detroit                                    3.625       10/01/2013      10.59          991
              39    Merrimack College                                           3.000       04/15/2019      10.53           28
             123    Merrimack College                                           3.000       04/15/2008      10.79           68
              68    Middlebury College                                          3.375       10/01/2002      11.12           59
              91    Midland Lutheran College                                    3.000       04/01/2005      11.20           70
             596    Millsaps College                                            3.000       11/01/2021      10.34          319
              26    Mississippi State University                                2.875       01/01/2000      10.99           24
           1,575    Mississippi State University                                3.000       12/01/2020       9.64          878
              80    Mississippi Valley State University                         3.500       07/01/2001      10.28           72
              95    Molloy College                                              3.375       10/01/2002      10.81           82
             233    Moravian College                                            3.375       11/01/2012      10.52          154
             760    Morehouse College                                           3.000       07/01/2010      10.50          477
           2,286    Morgan State University                                     3.000       11/01/2014      10.56        1,397
             196    Morris Brown College                                        3.750       05/01/2007      11.12          146
           1,868    Morris Brown College                                    2.750-3.750     05/01/2018      10.89        1,136
             629    Morris College                                              3.000       11/01/2009      10.53          440
              67    Muhlenberg College                                          3.000       11/01/2000      10.50           62
                    -------------- N --------------
             157    New England College                                         3.000       04/01/2016      10.77           90
             660    Newark Beth Israel Hospital                                 3.625       01/01/2014      11.06          407




See accompanying accountants' compilation report and notes to financial statements.


                                                                              27







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

             $70    NIACC Dormitories, Inc.                                     3.000       10/01/2012      10.27          $46
              37    Nicholls State University                                   3.000       09/01/1999       8.88           36
           2,882    Norfolk State University                                    3.000       12/01/2021       9.77        1,571
             632    North Carolina Agricultural and
                      Technical State University                                3.000       05/01/2014      10.34          391
             575    North Carolina State University                             3.625       09/01/2004       7.97          506
             222    North Carolina State University                             3.125       09/01/2001       7.58          207
             267    North Carolina State University                             3.500       09/01/2001       7.63          250
             141    North Greenville College                                    3.000       11/01/2003      10.72          120
             126    Northeast Louisiana University                              3.500       04/01/2001      10.28          114
             288    Northeast Missouri State University                     3.375-3.500     05/01/2002      10.75          251
           3,088    Northeastern University                                     3.000       05/01/2018      10.53        1,743
             123    Northeastern University                                     3.000       05/01/2004      10.97          100
              50    Northwestern State University                               3.125       10/01/2000      10.15           47
             385    Nova University                                             3.000       12/01/2007      10.04          280
                    -------------- O -------------
             284    Occidental College                                          3.000       10/01/2019      10.41          156
             225    Olympic Community College                                   3.000       10/01/2008      10.07          164
              28    Ouachita Baptist University                                 3.125       12/01/1999      10.03           26
              31    Ouachita Baptist University                                 3.000       12/01/2006      10.04           23
                    -------------- P -------------
               7    Pacific University                                          3.000       11/01/1999      10.89            7
             961    Paine College                                               3.000       10/01/2016      10.45          564
               6    Pan American University                                     3.000       10/01/1999       9.23            6
           2,443    Philadelphia College of Art                                 3.000       01/01/2022      10.62        1,253
             600    Pine Manor College                                          3.625       10/01/2003      10.80          506
             174    Polytechnic University                                      3.375       10/01/2011      10.59          117
             200    Post College                                                3.000       04/01/2010      10.76          135
           1,130    Purdue University                                           3.625       07/01/2004       9.33          951
             328    Purdue University                                           3.000       07/01/2005       9.26          269
                    -------------- Q -------------
              36    Queens College                                              3.500       11/01/2001      10.88           34
             154    Queens College                                              3.625       07/01/2004      10.90          125
                    -------------- R -------------
             305    Randolph-Macon College                                      3.000       05/01/2010      10.72          209
             193    Randolph-Macon College                                      3.000       11/01/2000      10.50          179
             540    Regis College (Denver)                                      3.000       11/01/2012      10.47          348
             118    Regis College (Weston)                                      3.375       10/01/2002      10.85          105
             230    Rhode Island College                                        3.000       10/01/2005      10.09          183
              60    Rider College                                               3.500       05/01/2001      11.57           54
             183    Rider College                                               3.375       05/01/2002      11.44          158
              67    Rider College                                               3.125       11/01/2000      10.86           63




See accompanying accountants' compilation report and notes to financial statements.


                                                                              28







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

          $1,850    Rider College                                               3.625       11/01/2013      10.42       $1,208
             442    Rider College                                               3.000       05/01/2017      10.70          250
             102    Rio Grande College                                          3.000       03/30/2009      10.93           72
              87    Roger Williams College                                      3.000       11/01/1999      10.89           84
             100    Rutgers, The State University                               2.750       05/01/1999       8.84          100
             675    Rutgers, The State University                               3.750       05/01/2016       9.19          456
             190    Rutgers, The State University                               3.125       05/01/2001       8.89          176
                    -------------- S -------------
             111    Saint Ambrose University                                    3.000       11/01/2001      10.78           99
             105    Saint Anselm College                                        3.375       10/01/2001      10.88           95
               7    Saint Edward's University                                   3.125       04/01/2000      11.69            6
              95    Saint John's University                                     3.000       10/01/2002      10.76           82
             135    Saint Joseph Hospital                                       3.500       10/01/2001      10.87          121
             176    Saint Louis College of Pharmacy                             3.375       10/01/2004      10.74          143
              56    Saint Louis University                                      3.125       10/01/2000      10.90           52
             394    Saint Louis University                                      3.500       11/01/2002      10.80          345
              99    Saint Mary's College                                        3.000       03/01/2005      11.25           76
             424    Saint Mary's College                                        3.000       06/01/2020      10.14          230
           1,974    Saint Michael's College                                     3.000       05/01/2013      10.60        1,250
             181    Saint Norbert College                                       3.375       04/01/2002      11.52          159
             194    Saint Norbert College                                       3.625       04/01/2004      11.33          156
             367    Saint Norbert College                                       3.000       04/01/2007      11.10          266
             499    Saint Paul's College                                        3.000       11/01/2014      10.56          305
             635    Saint Vincent College                                       3.500       05/01/2013      10.86          404
             265    Sam Houston State University                                3.500       10/01/2001       9.10          239
             915    San Diego State University                                  3.000       11/01/2007      10.04          710
           1,245    Sangamon State University                                   3.000       11/01/2018      10.12          731
             300    Seattle University                                          3.500       11/01/2001      10.84          272
             526    Seattle University                                          3.000       11/01/2008      10.55          378
             220    Seton Hall University                                       3.000       11/01/2000      10.83          204
             344    Seton Hill College                                          3.625       11/01/2014      10.53          220
              17    Sierra College                                              3.375       04/01/2002      10.87           15
             328    Simpson College                                             3.000       07/01/2016      10.58          190
             396    South Dakota School of Mines and Technology                 3.000       04/01/2018      10.30          224
             207    South Dakota School of Mines and Technology                 3.625       04/01/2002      10.85          182
              31    South Plains College                                        3.500       10/01/2002      10.18           27
              84    South Plains College                                        3.625       10/01/2004      10.17           70
              59    South Plains College                                        3.000       10/01/2005      10.10           48
             330    Southeast Missouri State University                         3.500       04/01/2002      10.82          286
           1,111    Southeast Missouri State University                         3.000       04/01/2007      10.58          831
             730    Southeastern Oklahoma State University                      3.000       04/01/2009      10.51          511




See accompanying accountants' compilation report and notes to financial statements.


                                                                              29







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $140    Southern Arkansas University                                3.500       10/01/2002      10.23         $123
             560    Southern Methodist University                               3.000       10/01/2007      10.61          413
             224    Southern Nazarene University                                3.750       04/01/2005      11.27          176
             625    Southwest Missouri State College                            3.375       10/01/2002      10.17          556
           2,415    Southwest Texas State University                            3.000       10/01/2015       9.51        1,533
              14    Southwestern Christian College                              3.000       11/01/2000      10.83           13
              25    Spalding University                                         3.125       09/01/2000      10.95           24
             371    Spalding University                                         3.000       09/01/2007      10.66          278
              14    Springfield College                                         3.500       11/01/1999      10.60           13
              14    Springfield College                                         3.125       05/01/2000      11.29           13
             473    Springfield College                                         3.500       05/01/2013      10.67          311
              81    Springfield College                                         3.000       05/15/2005      10.11           64
             185    State Center Community College                              3.000       10/01/2004      10.10          152
              26    Stephen F. Austin State University                          2.875       10/01/1999       9.23           25
           2,022    Stephen F. Austin State University                      3.375-3.500     10/01/2012       9.57        1,408
             183    Stetson University                                          3.000       01/01/2006      11.25          135
             130    Stillman College                                            3.750       02/01/2004      11.42          104
             353    Stonehill College                                           3.000       10/01/2006      10.64          269
             175    SUNY, Mohawk Valley Community College                       3.000       04/01/2005      10.26          123
              35    Susquehanna University                                      3.125       05/01/2000      11.27           32
             681    Syracuse University                                         3.000       05/01/2008      10.74          493
                    -------------- T -------------
              44    Talladega College                                           3.375       12/01/2001      10.08           38
             424    Talladega College                                           3.000       12/01/2012      10.24          271
             283    Taylor University                                           3.000       10/01/2012      10.50          182
             861    Taylor University                                           3.000       10/01/2013      10.49          543
             701    Texas A & I University                                      3.000       07/01/2009       9.57          507
              91    Texas Southern University                                   3.500       04/01/2001      10.89           82
             500    Texas Southern University                                   3.500       04/01/2013      10.45          325
             482    Transylvania University                                     3.000       11/01/2010      10.51          328
             810    Trinity University                                          3.625       09/01/2004      10.82          660
             297    Tufts University                                            3.375       10/01/2001      10.87          268
           2,373    Tufts University                                            3.000       10/01/2021      10.39        1,258
             575    Tulane University of Louisiana                              3.500       10/01/2001       9.06          528
                    -------------- U -------------
              44    Union College                                               3.000       11/01/2002      10.74           38
           1,945    University of Alabama in Birmingham                         3.000       11/01/2008       7.97        1,553
              39    University of Alaska                                        3.500       04/01/2000      10.94           36
             133    University of Alaska                                        3.375       04/01/2002      10.82          115
             336    University of Alaska                                        3.500       04/01/2003      10.80          291
             100    University of Alaska                                        3.000       10/01/1999      10.22           96
              83    University of Arkansas at Little Rock                       3.500       04/01/2001      10.04           75




See accompanying accountants' compilation report and notes to financial statements.


                                                                              30







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

            $185    University of Arkansas at Little Rock                       3.000       11/01/2009       9.42         $138
             443    University of Central Arkansas                              3.000       04/01/2005      10.69          346
             535    University of Central Florida                               3.000       10/01/2007      10.08          402
             220    University of Chicago                                       3.500       12/01/2001      10.10          191
              71    University of Chicago                                       3.375       12/01/2001      10.08           62
              29    University of Chicago                                       3.500       12/01/2002      10.11           24
             100    University of Delaware                                      3.125       11/01/2000       8.84           94
             123    University of Delaware                                      3.375       11/01/2000       8.81          118
           1,240    University of Delaware                                      3.000       11/01/2006       9.08          993
             699    University of Delaware                                      3.000       12/01/2018       8.81          435
           2,340    University of Florida                                       3.000       07/01/2014      10.15        1,457
             131    University of Hartford                                      3.000       11/01/2001      10.78          117
              27    University of Hawaii at Manoa                               2.875       10/01/1999      10.13           26
              59    University of Hawaii at Manoa                               3.500       10/01/2001      10.18           53
              36    University of Lowell                                        3.000       11/01/2000       7.62           34
           2,400    University of Michigan                                      3.750       10/01/2005       9.51        1,988
             568    University of Missouri                                      3.375       05/01/2002      10.03          514
              77    University of Missouri                                      2.875       11/01/2000       9.25           72
              70    University of Montevallo                                    3.125       11/01/2000       9.27           66
              91    University of Nevada at Reno                                3.000       11/01/1999      10.12           88
             777    University of North Carolina                                3.000       11/01/2005       8.81          650
             580    University of North Carolina                                3.000       01/01/2008       9.50          430
              49    University of North Carolina                                3.000       01/01/2007       9.50           38
           1,026    University of Notre Dame                                    3.000       02/15/2019      10.62          564
             795    University of Portland                                      3.375       04/01/2013      10.88          510
              20    University of Puerto Rico, Rio Piedras Campus               3.125       06/01/2000       9.17           19
           1,829    University of Puerto Rico, Rio Piedras Campus               3.000       06/01/2011       9.39        1,269
              35    University of Rhode Island                                  3.000       10/01/2001       9.68           32
             670    University of Saint Thomas                                  3.000       10/01/2019      10.41          369
             320    University of Santa Clara                                   3.125       04/01/2002      11.44          273
             145    University of Santa Clara                                   3.375       04/01/2002      11.45          124
             850    University of Santa Clara                                   3.625       04/01/2004      11.33          686
              33    University of Scranton                                      3.125       11/01/2000      10.84           31
             157    University of South Dakota                                  3.500       10/01/2001       9.59          143
             905    University of South Florida                                 3.750       07/01/2005      10.30          727
             332    University of Steubenville                                  3.125       04/01/2010      10.98          222
           1,316    University of Vermont                                       3.000       07/01/2016       8.95          848
             165    University of Vermont                                       3.375       07/01/2001       8.33          153
           1,220    University of Vermont                                       3.000       07/01/2019       9.06          737
              90    University of Washington                                    3.000       08/01/1999       8.82           87
             260    University of Washington                                    3.500       08/01/2002       9.07          231
             313    University of Washington                                    3.000       08/01/2003       9.06          269




See accompanying accountants' compilation report and notes to financial statements.


                                                                              31







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)





      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

          $1,570    University Student Co-Operative Association                 3.000       04/01/2019      10.70         $847
              96    Ursinus College                                             3.000       10/01/2000      10.86           89
             528    Utica College                                               3.000       11/01/2009      10.53          369
                    -------------- V -------------
             490    Vermont State College                                       3.000       06/01/2008       9.02          372
             266    Vermont State College                                       3.000       07/01/2014       9.30          174
           1,170    Villanova University                                        3.000       04/01/2019      10.70          631
           3,880    Vincennes University                                        3.000       06/01/2023       9.02        2,187
           2,677    Virginia Commonwealth University                            3.000       06/01/2011      10.01        1,798
           1,050    Virginia Commonwealth University                            3.000       06/01/2004      10.08          853
             350    Virginia Wesleyan College                                   3.000       11/01/2009      10.54          249
             204    Virginia Wesleyan College                                   3.000       11/01/2010      10.51          139
                    -------------- W -------------
              20    Waldorf College                                             3.125       07/01/2000      10.97           18
             241    Waldorf College                                             3.000       07/01/2005      10.77          187
              43    Wartburg College                                            3.500       10/01/2001      10.87           39
             157    Wartburg College                                            3.750       04/01/2011      11.00          106
             650    Washington State University                                 3.625       04/01/2004      10.02          542
             420    Washington State University                                 3.750       04/01/2004      10.03          352
             680    Washington State University                                 3.375       04/01/2003      10.02          580
             267    Washington University                                       3.500       10/01/2001      10.91          246
             224    Wesley College                                              3.375       05/01/2013      10.88          144
              61    West Kern Junior College District                           3.625       04/01/2004      10.73           50
             470    West Valley College                                         3.000       04/01/2009      10.50          329
              43    West Virginia Wesleyan College                              2.875       05/01/2000      11.56           39
             457    West Virginia Wesleyan College                              3.000       05/01/2015      10.75          271
             334    Western Carolina University                                 3.625       05/01/2003      10.75          286
             200    Western Washington University                               3.500       10/01/2001      10.18          181
             615    Western Washington University                               3.625       10/01/2004      10.18          512
             445    Western Washington University                               3.750       10/01/2005      10.19          361
              40    Westmoreland Hospital Association                           3.500       07/01/2001      10.98           35
             830    Wheaton College                                             3.500       04/01/2013      10.70          532
             180    Wheeling College                                            3.500       05/01/2001      11.23          161
              85    Wheeling College                                            3.000       11/01/2007      10.59           63
              27    Wheelock College                                            3.000       05/01/2011      10.23           18
              33    Wichita State University                                    3.000       10/01/2000       9.29           31
             775    Wittenberg University                                       3.000       05/01/2015      10.76          457
             245    Wittenberg University                                       3.000       11/01/2017      10.39          141
              48    Wooster Business College                                    3.000       03/30/2009      10.88           34
              79    Worcester Polytechnic Institute                             3.375       04/01/2001      11.57           70
             639    Wright State University                                     3.000       05/01/2009       9.89          466




See accompanying accountants' compilation report and notes to financial statements.


                                                                              32







                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                 ----------------------------------------------

                            SCHEDULE OF INVESTMENTS
                            -----------------------

                                  May 31, 1999
                                  ------------

                          (Dollar Amounts in Thousands)


                                  (continued)



      Outstanding                                                             Stated                      Internal     Amortized
       Principal                                                             Interest       Maturity      Rate of     Cost (Notes
        Balance                    Description                                Rate %          Date        Return %      1 and 2)
      -----------   ------------------------------------------------        -----------     ----------    --------    ------------

                    -------------- Y -------------
            $361    York Hospital                                               3.000       05/01/2020      10.64         $193
                                                                                                                    -----------
-----------------
         210,210    Total College and University Loans                                                                 144,420
-----------------
                    Allowance for Loan Losses                                                                            1,132
                                                                                                                    -----------
                    Net College and University Loans                                                                   143,288
                                                                                                                    -----------

                    INVESTMENT AGREEMENTS (12.2%)
                    Morgan Guaranty Trust Company -
           4,063      Liquidity Fund                                            7.750       06/01/2018     7.750         4,063
                    Morgan Guaranty Trust Company -
          15,881      Revenue Fund                                              7.050       06/01/2018     7.050        15,881
                                                                                                                    -----------
-----------------
          19,944    Total Investment Agreements                                                                         19,944
-----------------                                                                                                   -----------
=================                                                                                                   ===========
        $230,154    Total Investments (100.0%)                                                                        $163,232
=================                                                                                                   ===========



See accompanying accountants' compilation report and notes to financial statements.


                                                                              33

